Related-Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related-Party Transactions
14. Related-Party Transactions
Teva Pharmaceuticals, Industries Ltd
Teva Pharmaceuticals, Industries Ltd (“Teva”) is a related party because a member of the Company’s board of directors is the Executive Vice President and Head of Teva Pharmaceuticals’ North America Commercial. In addition, Teva is a shareholder of the Company. As of September 30, 2020 and December 31, 2019, short-term and long-term deferred revenue from this customer was not material. As of September 30, 2020 and December 31, 2019, there were no amounts due from Teva.
During the nine months ended September 30, 2020 and 2019, revenues recognized from this customer were not material.
Philips Holding USA, Inc.
Philips Holding USA, Inc. (“Philips”) is a related party because a member of the Company’s board of directors is the Business Leader of Philips Population Health Management. In addition, Philips is a shareholder of the Company. As of September 30, 2020 and December 31, 2019, the Company held short-term and long-term deferred revenue of $1,195 and $2,549, respectively from contracts with this customer. As of September 30, 2020 and December 31, 2019, amounts due from Philips were not material.
During the nine months ended September 30, 2020 and 2019, the Company recognized revenue of $1,126 and $372, respectively from contracts with this customer.
Anthem Inc.
Anthem Inc. (“Anthem”) is a related party because a member of the Company’s board of directors is a Vice President of Anthem. In addition, Anthem is a shareholder of the Company. As of September 30, 2020 and December 31, 2019, the Company held short-term and long-term deferred revenue of $4,671 and $11,561, respectively from contracts with this customer. As of September 30, 2020 and December 31, 2019, amounts due from Anthem were $1,178 and $2,499, respectively.
During the nine months ended September 30, 2020 and 2019, the Company recognized revenue of $40,677 and $23,120, respectively from contracts with this customer.

Cleveland Clinic
Cleveland Clinic is a related party because a member of the Company’s board of directors is an executive advisor to Cleveland Clinic. As of September 30, 2020 and December 31, 2019, the Company held short-term and long-term deferred revenue of $457 and $180, respectively from contracts with this customer. As of September 30, 2020, amounts due from Cleveland Clinic were $205. As of December 31, 2019, amounts due from Cleveland Clinic were not material.
During the nine months ended September 30, 2020 and 2019, the Company recognized revenue of $1,004 and $889, respectively, from contracts with this customer.
CCAW, JV LLC
CCAW, JV LLC is a related party because it is a joint venture formed between the Company and Cleveland Clinic for which the Company has a minority owned interest in. During the nine months ended September 30, 2020 the Company made an initial investment in CCAW, JV LLC of $2,940 for its less than 50% interest in the joint venture. During the nine months ended September 30, 2020 the Company recognized revenue of $1,190 from contracts with this customer. As of September 30, 2020, the Company held short and long term deferred revenue of $277 from contracts with this customer. As of September 30, 2020, amounts due from CCAW, JV LLC were not material.
Loans to Officers
During the year ended December 31, 2019, the Company entered into secured promissory notes with the Company’s Chief Financial Officer in the amount of $1,781. During 2020, the Company entered into additional secured promissory notes with the Chief Financial Officer and other executive officers in the amount of $16,441. These loans were to fund the taxes associated with the restricted stock units and were collateralized by all of the capital stock of the Company that the employee owned or would own in the future and the employees’ personal assets. These loans are recorded within prepaids and other current assets in the Company’s condensed consolidated balance sheet. All outstanding loans with officers were repaid in August 2020 prior to the Company’s IPO.

22. Related-Party Transactions
Teva Pharmaceuticals, Industries Ltd
Teva Pharmaceuticals, Industries Ltd (“Teva”) is a related party because it is a principal stockholder of the Company. In addition, a member of the Company’s board of directors is the Executive Vice President and Head of Teva Pharmaceuticals’ North America Commercial business. In 2015, the Company sold Teva a total of 1,212,122 shares of its Series C preferred stock, at the same price paid by all other investors, which resulted in gross proceeds to the Company of $60,000. During the years ended December 31, 2018 and 2019, the Company recognized revenue of $14,561 and $33, respectively from contracts with this customer. As of December 31, 2018 and 2019, short-term and long-term deferred revenue from this customer was not material. As of December 31, 2018 and 2019, there were no amounts due from Teva.
Philips Holding USA, Inc.
Philips Holding USA, Inc. (“Philips”) is a related party because it is a principal stockholder of the Company. In addition, a member of the Company’s board of directors is the Business Leader of Philips Population Health Management. In 2015, the Company sold Philips a total of 923,076 shares of its Series C preferred stock, at the same price paid by all other investors, which resulted in gross proceeds to the Company of $60,000. During the years ended December 31, 2018 and 2019, the Company recognized revenue of $719 and $1,021, respectively from contracts with this customer. As of December 31, 2018 and 2019, the Company held short-term and long-term deferred revenue of $3,692 and $2,549, respectively from contracts with this customer. As of December 31, 2018 and 2019, amounts due from Philips were not material.
Anthem Inc.
Anthem Inc. (“Anthem”) is a related party because it is a principal stockholder of the Company. In addition, a member of the Company’s board of directors is a Vice President of Anthem. In 2012 and 2014, the Company sold Anthem a total of 708,890 shares of its Series C preferred stock, at the same price paid by all other investors, which resulted in gross proceeds to the Company of $31,900. During the years ended December 31, 2018 and 2019, the Company recognized revenue of $24,381 and $34,095, respectively from contracts with this customer. As of December 31, 2018 and 2019, the Company held short-term and long-term deferred revenue of $16,852 and $11,561, respectively from contracts with this customer. As of December 31, 2018 and 2019, amounts due from Anthem were $910 and $2,499, respectively.
Cleveland Clinic
Cleveland Clinic is a related party because a member of the Company’s board of directors is an executive advisor to Cleveland Clinic. During the years ended December 31, 2018 and 2019, the Company recognized revenue of $1,473 and $1,262, respectively from contracts with this customer. As of December 31, 2018 and 2019, the Company held short-term and long-term deferred revenue of $478 and $180, respectively from contracts with this customer. As of December 31, 2018 and 2019, amounts due from Cleveland Clinic were not material.
Loan to Officer
During the year ended December 31, 2019, the Company entered into secured promissory notes with the Company’s Chief Financial Officer in the amount of $1,781 at stated interest rates of approximately 1.6%, compounded annually. These loans were to fund the taxes associated with the restricted stock units and are collateralized by all of the capital stock of the Company that the employee owned or would own in the future and the employees’ personal assets. These loans are recorded within prepaids and other current assets in the Company’s consolidated balance sheet. The loans outstanding will be repaid at the earlier of the contractually stated term of one year from the date it was signed or immediately prior to issuance of an initial public offering.